Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 20,069	$ 20,237